Note 10 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Minimum [Member]
Lessee, Operating Leases, Remaining Lease Term	2 years 240 days
Lessee, Operating Lease, Renewal Term	3 years
Maximum [Member]
Lessee, Operating Leases, Remaining Lease Term	5 years 120 days
Lessee, Operating Lease, Renewal Term	10 years
Other Assets [Member]
Operating Lease, Right-of-Use Asset	$ 4,000
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 4,045
Accounting Standards Update 2016-02 [Member] | Other Assets [Member]
Operating Lease, Right-of-Use Asset		$ 4,500
Accounting Standards Update 2016-02 [Member] | Other Liabilities [Member]
Operating Lease, Liability, Total		$ 4,500